Short-term and long-term loan (Tables)	12 Months Ended
Dec. 31, 2021
Short-term and long-term loan
Short-term and long-term loans

The short-term and long-term loans as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Short- term loan
Short-term bank borrowings	—	548,461
Convertible senior notes	—	1,740,004

Long-term loan
Convertible senior notes	1,762,847	—